Commitments and Contingent Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities (Details) [Line Items]
Customer prepayments	$ 368.1	$ 414.1
Defense costs	50.0
Interest amount	73.0
Value of reassessed revenue	$ 6.9
Outstanding percentage	50.00%
Canadian Tax Authorities Member
Commitments and Contingent Liabilities (Details) [Line Items]
Value of reassessed revenue	$ 13.0
Canada Revenue Agency [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Value of reassessed revenue	$ 4.7